SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		$ 6,997	$ 57
Ultimate Holding Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[1]	3,848
Auto Saver Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[2]	121
PT Heavy Machindo Diesel [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[3]	10
EU Group Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[4]	26
N United Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[3]	1,989
Fleetzone Autoparts MS dn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[2]	228
Due To Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[5]	$ 775	$ 57

[1]	The amounts due to ultimate holding company are unsecured and not payable on demand. The ultimate holding company became a controlling shareholder of the Company.
[2]	Soon Aik, the controlling shareholder of the Company and is also the controlling shareholder of Auto Saver Pte. Ltd. and Fleetzone Autoparts (M) Sdn. Bhd..
[3]	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd, and Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan.
[4]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..
[5]	The amounts due to directors are unsecured, interest-free and repayable on demand.